Leases - Summary of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease expenses	¥ 41,302	¥ 43,347	¥ 45,328
Short-term lease expenses	1,124	1,987	1,312
Variable lease expenses	22,426	22,856	27,371
Total lease expenses	64,852	68,190	74,011
Cash paid for amounts included in the measurement of operating lease liabilities	36,803	45,249	47,364
Right-of-use assets obtained in exchange for operating lease liabilities	17,251	36,209	61,903
Lease liabilities decrease due to early termination	¥ 4,440	¥ 18,515	¥ 8,933